FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
24. FINANCIAL INSTRUMENTS

Carrying values of financial instruments

The carrying values of the financial assets and liabilities at December 31, 2020 and December 31, 2019 are as follows:

As at	December 31, 2020	December 31, 2019
Financial Assets
At fair value through profit or loss
Warrant investments (note 13)	$367	$1,605
Note receivable	3,928	—
	$4,295	$1,605

Loans and receivables, measured at amortized cost
Cash	$847,638	$707,206
Accounts receivable (not including sales taxes)	2,390	3,110
	$850,028	$710,316

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities (note 13)	$99,048	$253,540

Financial Liabilities
At fair value through profit or loss
Share based payment liabilities (note 17)	$34,363	$55,257
Warrant liability (note 15)	4,254	—
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$231,696	$139,183
Dividend payable	50,268	12,577
Leases (note 16)	26,171	15,316
	$346,752	$222,333

Fair values of financial instruments

The fair values of cash, accounts receivable, note receivable, leases, restricted cash, accounts payable and accrued liabilities approximate their carrying values due to the short term to maturity of these financial instruments.
The fair value hierarchy of financial instruments measured at fair value on the consolidated statement of financial position is as follows:

As at	December 31, 2020	December 31, 2019
Level 1
Investments in equity securities - publicly traded	$94,262	$252,385
Share based payment liabilities (note 17)	$34,363	$55,257

Level 2
Warrant investments (note 13)	$367	$1,605
Warrant liability (note 15)	$4,254	$—

Level 3
Investments in equity securities - privately held	$4,786	$1,155

Financial instruments risks factors

The Company is exposed to financial risks sensitive to changes in share prices, share price volatility, foreign exchange and interest rates. The Company’s Board of Directors has overall responsibility for the establishment and oversight of the risk management framework. Currently the Company has no outstanding options, forward or future contracts to manage its price-related exposures.

The Company's risk exposures and the impact on the Company's financial instruments are summarized below:

Credit risk

The Company's credit risk is primarily attributable to trade and other amounts receivable, which consist primarily of goods and services tax due from the Federal Governments of Australia and Canada. Consequently, credit risk is considered low and no allowance for doubtful debts has been recorded at the date of the consolidated statements of financial position. At December 31, 2020 and December 31, 2019, there were no significant trade receivables and the Company has no significant concentration of credit risk arising from trade receivables.

The Company’s cash and restricted cash are held with established Canadian and Australian financial institutions for which management believes the risk of loss to be remote. Deposits held with banks may exceed the amount of insurance provided on such deposits.

Liquidity risk

The Company monitors the expected settlement of financial assets and liabilities on an ongoing basis; there are no significant payables or obligations that are outstanding past their due dates. As at December 31, 2020, the Company had a net working capital of $504,322 (December 31, 2019 - $377,685), including cash of $847,638 (December 31, 2019 - $707,206).

Future financing requirements, if any, will depend on a number of factors that are difficult to predict and are often beyond the control of the Company. The main factor is the realized price of gold received for gold produced from the Company’s operating mines and the operating and capital costs of those mines, and exploration and development costs associated with the Company’s growth projects.

The contractual cash flow obligations of the Company as at December 31, 2020 are as follows:

As at December 31, 2020	Total	Less than a year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$235,950	$235,950	$—	$—	$—
Capital expenditure obligations	43,742	43,742	—	—	—
Purchase obligations	4,261	3,979	282	—	—
Lease obligation payments	29,712	7,668	8,503	5,991	7,550
Income taxes payable	141,513	141,513	—	—	—
	$455,178	$432,852	$8,785	$5,991	$7,550

Market risk

(a)Foreign currency risk

The Company is exposed to foreign currency risk as the development and operation of the Company’s mining assets will largely be funded with Canadian and Australian dollars while gold is priced on international markets in US dollars, the Company’s presentation currency.

	CAD	AUD
Closing US dollar exchange rate at December 31, 2020	$0.79	$0.77
Average US dollar exchange rate during the year ended December 31, 2020	$0.75	$0.69
Closing US dollar exchange rate at December 31, 2019	$0.77	$0.70
Average US dollar exchange rate during the year ended December 31, 2019	$0.75	$0.70

Currency risk only exists on account of monetary financial instruments denominated in a currency that is not the functional currency. The following table indicates the impact of foreign currency exchange risk on net monetary financial assets, denominated in a currency other than the functional currency, as at December 31, 2020. The table below also provides a sensitivity analysis of a 10 percent adverse movement of the US dollar against the Canadian dollar and Australian dollar as identified which would have decreased the Company’s net earnings by the amounts shown in the table below. A 10 percent weakening of the US dollar against the foreign currencies would have had the equal but opposite effect as at December 31, 2020.

US$
Total foreign currency net financial assets in US$[1]	$753,744
Impact of a 10% variance of the CAD:US exchange rate on net earnings	$13,648
Impact of a 10% variance of the AUD:US exchange rate on net earnings	$39,764
(1)Includes financial assets and financial liabilities denominated in United States Dollars

(b)Interest rate risk

The Company’s exposure to risks of changes in market interest rates relates primarily to interest earned on its cash balances. The Company reviews its interest rate exposure periodically, giving consideration to potential renewals of existing positions and alternative financial investments.

The finance leases bear interest at fixed rates. The Company does not account for any fixed rate liabilities at fair value, consequently a change in the interest rates at the reporting date would not impact the carrying amount of financial liabilities on the Consolidated Statement of Operations. The impact on cash of a movement in interest rates by a plus or minus 1% change would not be material to the value of cash.
(c)Equity securities price risk

The Company is exposed to equity securities price risk of changes because of the investments in equity securities and warrant investments held by the Company. The Company's portfolio of investments is not part of its core operations, and accordingly, gains and losses from these investments are not representative of the Company's performance during the year. As at December 31, 2020, the impact of a 10% increase or decrease in the share prices of the investments in equity securities would have resulted in an increase or decrease of $8,368, respectively, that would have been included in other comprehensive income. A 10% increase and 10% decrease in the share prices of the investments in equity securities would have resulted in an decrease of $805 and increase of $738 in net earnings, respectively in relation to the warrant investments.